Goodwill and intangible assets - Summary Of Amortizing Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross	$ 827.2	$ 827.6	$ 828.0
Accumulated Amortization	(274.6)	(241.8)	(176.8)
Net	552.6	585.8	651.2
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross	768.0	768.0	768.0
Accumulated Amortization	(251.3)	(221.1)	(160.8)
Net	516.7	546.9	607.2
Favorable Leasehold Interests
Finite-Lived Intangible Assets [Line Items]
Gross	58.9	59.3	59.7
Accumulated Amortization	(23.0)	(20.4)	(15.8)
Net	35.9	38.9	43.9
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross	0.3	0.3	0.3
Accumulated Amortization	$ (0.3)	$ (0.3)	(0.2)
Net			$ 0.1